Expense Example - iShares S&P 500 ex S&P 100 ETF - iShares S&P 500 ex S&P 100 ETF	Jun. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64